Note 7 - Senior Secured Convertible Promissory Note	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Debt Disclosure [Text Block]
7.	SENIOR SECURED CONVERTIBLE PROMISSORY NOTE

The Company began issuing senior secured convertible promissory notes (each a “CPN” and together the “Notes”) payable to a private accredited investor (the “Investor”) during 2022. The Company has continued to issue notes to the Investor during the years ended  December 31, 2024 and 2023.

Through December 31, 2024, the Company had issued to the Investor twenty three notes totaling $47.2 million, of which $19.2 million were issued during year ended December 31, 2024. Through December 31, 2023, the Company had issued to the Investor thirteen notes totaling $28.0 million, of which $24.2 million were issued during year ended December 31, 2023. The notes are each 25% Senior Secured Convertible Promissory Notes with largely consistent terms including a stated interest rate of 25% per year, a one-year maturity, and collateralized by certain assets of the Company. The Notes are convertible at varying conversion prices. See Note 10 – Stockholders' Deficit for further discussion on conversion prices.

The stated interest rates for these notes increase to 27% per annum or the highest rate then allowed under applicable law (whichever is lower) upon the occurrence of an event of default, including the failure by the Company to make payment of principal or interest due under the related note on the respective maturity date, and any commencement by the Company of a case under any applicable bankruptcy or insolvency law.

See Note 10 – Stockholders' Deficit for further discussion. The Company has executed exchange agreements to reclassify certain of our CPNs into convertible preferred shares, as shown in the following table:

(In thousands)	Reclassification Date	Principal Amount	Accrued Interest Reclassified	Total Amount Reclassified
Series C	3/28/2023	$8,000	$-	$8,000
Series C	7/18/2023	6,000	-	6,000
Series D	3/28/2024	8,000	-	8,000
Series D	6/21/2024	7,200	1,638	8,838
Series E	9/27/2024	2,400	597	2,997
Series E	11/1/2024	2,400	600	3,000
Total		$34,000	$2,835	$36,835

The CPNs outstanding as of December 31, 2024 and 2023 were as follows:

(In thousands)
Issue Date	Maturity Date	December 31, 2024	December 31, 2023
06/26/2023	06/26/2024	$—	$2,400
07/25/2023	07/25/2024	—	2,400
08/25/2023	08/25/2024	—	2,400
09/27/2023	09/27/2024	—	2,400
11/02/2023	11/02/2024	—	2,400
12/12/2023	12/12/2024	—	2,000
04/02/2024	04/02/2025	2,000	—
05/02/2024	05/02/2025	2,000	—
06/03/2024	06/03/2025	2,000	—
06/21/2024	06/21/2025	1,240	—
07/03/2024	07/03/2025	2,000	—
08/01/2024	08/01/2025	2,000	—
12/09/2024	12/09/2025	2,000
Total senior secured convertible promissory notes		$13,240	$14,000